ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2011	2010
Construction costs payable	$13,316	$14,218
Customer deposits and ticket sales	42,832	50,143
Gaming tax accruals	169,576	137,299
Interest expenses payable	12,180	11,635
Interest rate swap liabilities	363	8,143
Land use right payable	15,960	15,191
Operating expense and other accruals	100,161	79,232
Other gaming related accruals	19,643	15,065
Outstanding gaming chips and tokens	187,978	131,158
Payables for acquisition of assets and liabilities (Note 22)	26,710	—

	$588,719	$462,084